Significant accounting policies - Summary of difference between the lease obligation disclosed under IAS 17 To IFRS 16 (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Difference Between The Lease Obligation Disclosed Under IAS Seventeen To IFRS Sixteen [Line Items]
Lease liability recognized as at April 1, 2019	₨ 19,198	₨ 15,379
IFRS 16 [Member]
Disclosure Of Difference Between The Lease Obligation Disclosed Under IAS Seventeen To IFRS Sixteen [Line Items]
Operating lease commitments disclosed as at March 31, 2019			₨ 19,741
(Less): Impact of Discounting on Opening Lease liability			(1,954)
(Less): Short-term leases not recognized as a liability			(1,675)
(Less): Low-value leases not recognized as a liability			(64)
(Less): Leases commencing after 1st April, but entered into on or before 31st March			₨ (669)
Lease liability recognized as at April 1, 2019		₨ 15,379